NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fee and commission income (expense) [text block] [Abstract]
Disclosure of fee and commission income (expense) [text block]
	2019	2018	2017
	£m	£m	£m
Fee and commission income:
Current accounts	659	650	712
Credit and debit card fees	982	993	953
Commercial banking and treasury fees	248	305	321
Unit trust and insurance broking	206	221	224
Private banking and asset management	69	97	98
Factoring	103	83	91
Other fees and commissions	489	499	566
Total fee and commission income	2,756	2,848	2,965
Fee and commission expense	(1,350)	(1,386)	(1,382)
Net fee and commission income	1,406	1,462	1,583